SHARE-BASED PAYMENTS, Inputs to Model Used for Determining Value of Grant (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Dividend yield	0.00%	0.00%	0.00%
Share-based compensation arrangement by share based payment award incremental fair value of modification [Abstract]
Dividend yield	0.00%
Expected dividend	$ 0
Minimum [Member]
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Expected volatility	118.00%	118.00%	120.00%
Risk-free interest rate	3.74%	3.81%	1.618%
Exercise multiple (in dollars per share)	$ 2.2	$ 2.2	$ 2.2
Share-based compensation arrangement by share based payment award incremental fair value of modification [Abstract]
Expected volatility		119.00%
Risk-free interest rate		3.45%
Exercise multiple (in dollars per share)		$ 2.2
Maximum [Member]
Share-based compensation arrangement by share based payment award fair value assumptions [Abstract]
Expected volatility	119.00%	124.00%	128.00%
Risk-free interest rate	4.48%	4.59%	3.886%
Exercise multiple (in dollars per share)	$ 2.8	$ 2.8	$ 2.8
Share-based compensation arrangement by share based payment award incremental fair value of modification [Abstract]
Expected volatility		124.00%
Risk-free interest rate		3.47%
Exercise multiple (in dollars per share)		$ 2.8